Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 223,443	$ 221,389
Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	343,450	307,990
Nonaccrual loans	110,386	93,997
Loans 90 days or more past due and still accruing	20,839	24,755
Fair Value Carrying Amount Less Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	(120,007)	(86,601)
Nonaccrual loans	(59,183)	(51,526)
Loans 90 days or more past due and still accruing	(11,728)	(13,269)
Carrying Reported Amount Fair Value Disclosure [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	223,443	221,389
Nonaccrual loans	51,203	42,471
Loans 90 days or more past due and still accruing	$ 9,111	$ 11,486